Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Aug. 28, 2018
Document Effective Date	Aug. 31, 2018
Prospectus Date	Aug. 31, 2018
Pacer Trendpilot® US Large Cap ETF | Pacer Trendpilot US Large Cap ETF
Prospectus:
Trading Symbol	PTLC
Pacer Trendpilot® US Mid Cap ETF | Pacer Trendpilot US Mid Cap ETF
Prospectus:
Trading Symbol	PTMC
Pacer Trendpilot® 100 ETF | Pacer Trendpilot 100 ETF
Prospectus:
Trading Symbol	PTNQ
Pacer Trendpilot® European Index ETF | Pacer Trendpilot European Index ETF
Prospectus:
Trading Symbol	PTEU
Pacer Global Cash Cows Dividend ETF | Pacer Global Cash Cows Dividend ETF
Prospectus:
Trading Symbol	GCOW
Pacer US Cash Cows 100 ETF | Pacer US Cash Cows 100 ETF
Prospectus:
Trading Symbol	COWZ
Pacer US Small Cap Cash Cows 100 ETF | Pacer US Small Cap Cash Cows 100 ETF
Prospectus:
Trading Symbol	CALF
Pacer Developed Markets International Cash Cows 100 ETF | Pacer Developed Markets International Cash Cows 100 ETF
Prospectus:
Trading Symbol	ICOW
Pacer Autopilot Hedged European Index ETF | Pacer Autopilot Hedged European Index ETF
Prospectus:
Trading Symbol	PAEU
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF
Prospectus:
Trading Symbol	PEXL
Pacer International Export Leaders ETF | Pacer International Export Leaders ETF
Prospectus:
Trading Symbol	PIEL
Pacer WealthShield℠ ETF | Pacer WealthShield ETF
Prospectus:
Trading Symbol	PWS
Pacer Military Times Best Employers ETF | Pacer Military Times Best Employers ETF
Prospectus:
Trading Symbol	VETS